Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(a)	Compensation Actually Paid to PEO ($)(b)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)(c)(e)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(d)(e)	Value of Initial Fixed $100 Investment Based on Company Total Shareholder Return ($)	Net Income ($ in thousands)
2025	471,835	340,596	484,705	504,639	64	32,254
2024	659,320	168,063	564,535	342,516	55	7,780
2023	983,655	10,735	712,598	266,675	65	2,109

(a)	The dollar amounts reported are the total compensation reported for Mr. Roy, our Chief Executive Officer, for each fiscal year in the “Total” column of the Summary Compensation Table.

(b)	The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Roy in his role as Chief Executive Officer.

Adjustments	2025	2024	2023
Amounts reported in “Stock Awards” and “Option Awards” columns of Summary Compensation Table	161,835	334,320	646,295
Fair value of outstanding and unvested equity awards that were granted in the current year	57,303	—	—
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(5,341)	(87,188)	(226,125)
Fair value of equity awards granted and vested in the current year	—	—	—
Change in fair value for equity awards vested in the current year that were granted in a prior year	(21,365)	(69,750)	(100,500)
Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—

(c)	The dollar amounts reported represent the average of the amounts reported for our named executive officers as a group (excluding the Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable fiscal year.

(d)	The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2025	2024	2023
Amounts reported in “Stock Awards” and “Option Awards” columns of Summary Compensation Table	100,636	159,166	296,219
Fair value of outstanding and unvested equity awards that were granted in the current year	119,919	9,077	—
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(1,958)	(39,961)	(103,641)
Fair value of equity awards granted and vested in the current year	10,445	—	—
Change in fair value for equity awards vested in the current year that were granted in a prior year	(7,834)	(31,969)	(46,063)
Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—

(e)	The named executive officers included in the non-CEO named executive average for each year are as follows:

2025	Messrs. Smit and Chandrasekhar
2024	Messrs. Smit and Narang
2023	Messrs. Smit and Narang

Named Executive Officers, Footnote
(a)	The dollar amounts reported are the total compensation reported for Mr. Roy, our Chief Executive Officer, for each fiscal year in the “Total” column of the Summary Compensation Table.
(e)	The named executive officers included in the non-CEO named executive average for each year are as follows:

2025	Messrs. Smit and Chandrasekhar
2024	Messrs. Smit and Narang
2023	Messrs. Smit and Narang

PEO Total Compensation Amount	$ 471,835	$ 659,320	$ 983,655
PEO Actually Paid Compensation Amount	$ 340,596	168,063	10,735
Adjustment To PEO Compensation, Footnote
(b)	The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Roy in his role as Chief Executive Officer.

Adjustments	2025	2024	2023
Amounts reported in “Stock Awards” and “Option Awards” columns of Summary Compensation Table	161,835	334,320	646,295
Fair value of outstanding and unvested equity awards that were granted in the current year	57,303	—	—
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(5,341)	(87,188)	(226,125)
Fair value of equity awards granted and vested in the current year	—	—	—
Change in fair value for equity awards vested in the current year that were granted in a prior year	(21,365)	(69,750)	(100,500)
Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 484,705	564,535	712,598
Non-PEO NEO Average Compensation Actually Paid Amount	$ 504,639	342,516	266,675
Adjustment to Non-PEO NEO Compensation Footnote
(d)	The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2025	2024	2023
Amounts reported in “Stock Awards” and “Option Awards” columns of Summary Compensation Table	100,636	159,166	296,219
Fair value of outstanding and unvested equity awards that were granted in the current year	119,919	9,077	—
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(1,958)	(39,961)	(103,641)
Fair value of equity awards granted and vested in the current year	10,445	—	—
Change in fair value for equity awards vested in the current year that were granted in a prior year	(7,834)	(31,969)	(46,063)
Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—

Compensation Actually Paid vs. Total Shareholder Return	Comparison of “Compensation Actually Paid” to TSR
Compensation Actually Paid vs. Net Income	Comparison of “Compensation Actually Paid” to Net Income
Total Shareholder Return Amount	$ 64	55	65
Net Income (Loss)	$ 32,254,000	7,780,000	2,109,000
PEO Name	Mr. Roy
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (161,835)	(334,320)	(646,295)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,303
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,341)	(87,188)	(226,125)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,365)	(69,750)	(100,500)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,636)	(159,166)	(296,219)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,919	9,077
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,958)	(39,961)	(103,641)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,445
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,834)	$ (31,969)	$ (46,063)